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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vercingetorix

Address: 365 Boston Post Road
         Suite 210
         Sudbury, MA 01776


        CIK # - 0001353304



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kevin Ford
Title: Client Service Representative
Phone: 212-713-9045


Signature, Place, and Date of Signing:

Kevin Ford                      New York, NY                    02/14/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



     COLUMN 1            COLUMN 2    COLUMN 3   COLUMN 4  COLUMN 5      COLUMN 6        COLUMN 7           COLUMN 8
------------------    -------------- --------   --------  --------     ----------       --------     --------------------
                                                                        INVESTMENT
                                                  VALUE   SHRS OR       DISCRETION        OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS  CUSIP     (x$1000)  PRN AMT    SOLE SHARED OTHER   MANAGERS     SOLE  SHARED  OTHER
------------------    -------------- --------   --------  -------    -----------------   --------     ----  ------  -----
MTN GROUP LTD         FSTK           6563206     2432538  200000 N         X                          MEDI   200000   0
DOGAN YAYIN HLDGS     FSTK           B03MRH8      914730  260000 N         X                          MEDI   260000   0
CLEAR CHANNEL
COMMUNICATIO          COMMON         184502102   3301666   92900 N         X                          MEDI    92900   0
CENTRAL
EUROPEAN MEDIA        OTC EQ         G20045202  18535440  264792 N         X                          MEDI   264792   0
COMCAST CORP-CL A     OTC EQ         20030N101   2785314   65800 N         X                          MEDI    65800   0
CABLEVISION
SYSTEMS CORP C        COMMON         12686C109   2983280  104750 N         X                          MEDI   104750   0
LIBERTY GLOBAL INC    OTC EQ         530555101   5416915  185829 N         X                          MEDI   185829   0
LIBERTY GLOBAL INC    OTC EQ         530555309   3811612  136129 N         X                          MEDI   136129   0
MEDIACOM
COMMUNICATIONS CO     OTC EQ         58446K105   4848120  603000 N         X                          MEDI   603000   0
MILLICOM
INTERNATIONAL         OTC EQ         L6388F110  15537780  252073 N         X                          MEDI   252073   0
NTL INCORPORATED NEW  OTC EQ         62941W101   8164761  323485 N         X                          MEDI   323485   0
ROGERS
COMMUNICATIONS INC    COMMON         775109200   6557490  110025 N         X                          MEDI   110025   0
TURKCELL ILETISIM     COMMON         900111204   1539329  115047 N         X                          MEDI   115047   0
***GRUPO
TELEVISA SA DE CV     COMMON         40049J206   3738184  138400 N         X                          MEDI   138400   0
TIME WARNER INC       COMMON         887317105   3347586  153700 N         X                          MEDI   153700   0
OPEN JOINT
STOCK CO VIMPEL       COMMON         68370R109   3852760   48800 N         X                          MEDI    48800   0
VALUEVISION
INTERNATIONAL         OTC EQ         92047K107   6518820  496105 N         X                          MEDI   496105   0